UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha,   NE     68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Principal		Market Value

	VARIABLE RATE BONDS & NOTES (a) - 29.5%
	COMMERCIAL SERVICES- 4.6%
$ 375,000	Allen Temple African Methodist Episcopal Church, 0.37%, 7/1/22	$ 375,000

	HEALTHCARE - SERVICES - 19.0%
960,000	Kingston Care Center of Fort Wayne LLC, 0.32%, 7/1/27	960,000
602,000	Spartan Medical Facility LP, 0.37%, 12/1/26	602,000
		1,562,000
	MUNICIPAL - 5.9%
480,000	Mark Milford Hicksville Joint Township Hospital District, 0.24%, 12/1/37	480,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $2,417,000)	2,417,000

	TOTAL INVESTMENTS - 29.5%
	(Cost - $2,417,000)(b)	$ 2,417,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 70.5%	5,775,049
	NET ASSETS - 100.0%	$ 8,192,049

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
157	MSCI Emerging Markets Mini Index maturing March 2013	$ 211,660	(c)
	TOTAL FUTURES CONTRACTS
	(Underlying Face Amount at Value $8,413,630)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,417,000.
(c) Amount subject to equity contracts risk exposure.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Shares		Market Value
	MUTUAL FUNDS - 22.5%
	DEBT FUNDS - 22.5%
49,497	American High-Income Trust - Class R-6	$ 567,234
177,011	PIMCO High Yield Fund - Institutional Class	1,713,467
72,756	Principal High Yield Fund - Institutional Class	574,772
53,461	Principal High Yield Fund I - Institutional Class	570,963
99,367	Prudential High Yield Fund, Inc - Class Z	572,351
56,198	RidgeWorth SEIX High Yield Fund - I Shares	574,907
73,627	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	573,556
	TOTAL MUTUAL FUNDS (Cost - $5,104,671)	5,147,250

	EXCHANGE TRADED FUNDS - 0.3%
	DEBT FUNDS - 0.3%
400	iShares iBoxx $ High Yield Corporate Bond Fund	37,468
800	SPDR Barclays High Yield Bond ETF	32,656
	TOTAL EXCHANGE TRADED FUNDS (Cost - $69,212)	70,124

Principal	VARIABLE RATE BONDS & NOTES (a) - 30.8%
	COMMERCIAL SERVICES - 8.6%
$ 326,000	Cincinnati Bar Association, 0.37%, 8/1/21	326,000
290,000	Science & Technology Campus Corp., 0.37%, 11/1/20	290,000
1,360,000	St. Ursula Villa of Cincinnati, Inc., 0.37%, 9/1/24	1,360,000
		1,976,000
	DIVERSIFIED FINANCIAL SERVICES - 8.2%
1,189,750	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.32%, 12/1/44	1,189,750
188,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	188,000
160,000	Kalamazoo Funding Co. LLC, 0.32%, 12/15/26	160,000
326,000	Tice Family LLC, 0.37%, 12/1/2035	326,000
		1,863,750
	MUNICIPAL - 14.0%
495,000	County of Boyd KY, 0.24%, 10/1/15	495,000
565,000	Michigan Strategic Fund, 0.24%, 12/1/31	565,000
540,000	Michigan Strategic Fund, 0.24%, 4/1/31	540,000
610,000	Summit County Development Finance Authority, 0.24%, 2/1/28	610,000
1,000,000	Will-Kankakee Regional Development Authority, 0.24% 8/1/36	1,000,000
		3,210,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $7,049,750)	7,049,750

Toews Hedged Growth Allocation Fund
Portfolio of Investments
January 31, 2013 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 53.6% (Cost - $12,223,633)(b)	$ 12,267,124
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.4%	10,599,455
	NET ASSETS - 100.0%	$ 22,866,579

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
84	MSCI EAFE Mini Index maturing March 2013	$ 402,961
5	NASDAQ 100 maturing March 2013	27,890
39	Russell 2000 Mini maturing March 2013	214,659
9	S&P 500 Index maturing March 2013	144,938
33	S&P Midcap 400 E-Mini maturing March 2013	219,227
	TOTAL FUTURES CONTRACTS	$ 1,009,675	(c)
	(Underlying Face Amount at Value $18,903,455)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,227,371 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 75,604
Unrealized depreciation:		(35,851)
Net unrealized appreciation:		$ 39,753
(c) Amount subject to equity contracts risk exposure.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Shares		Market Value

	MUTUAL FUNDS - 97.2%
	DEBT FUNDS - 97.2%
771,873	American High-Income Trust - Class R-6	$ 8,845,667
2,734,934	PIMCO High Yield Fund - Institutional Class	26,474,156
929,634	Principal High Yield Fund - Institutional Class	7,344,110
683,152	Principal High Yield Fund I - Institutional Class	7,296,068
1,269,678	Prudential High Yield Fund Inc. - Class Z	7,313,347
718,034	RidgeWorth SEIX High Yield Fund - Institutional Class	7,345,487
940,745	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	7,328,403
	TOTAL MUTUAL FUNDS (Cost - $71,428,962)	71,947,238

	EXCHANGE TRADED FUNDS - 2.5%
	DEBT FUNDS - 2.5%
7,500	iShares iBoxx $ High Yield Corporate Bond Fund	702,525
7,700	ProShares Ultra High Yield	391,314
18,100	SPDR Barclays Capital High Yield Bond ETF	738,842
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,847,046)	1,832,681

	TOTAL INVESTMENTS - 99.7% (Cost - $73,276,008)(a)	$ 73,779,919
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	237,550
	NET ASSETS - 100.0%	$ 74,017,469

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $73,299,735 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 952,657
Unrealized depreciation:		(472,473)
Net unrealized appreciation:		$ 480,184

Toews Hedged International Developed Markets Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Principal		Market Value

	VARIABLE RATE BONDS & NOTES (a) - 30.8%
	BUILDING MATERIALS - 1.7%
$ 730,000	Schulte Corp., 0.32%, 9/1/24	$ 730,000

	COMMERCIAL SERVICES - 0.2%
110,000	Light of the World Christian Church, Inc., 0.37%, 7/1/22	110,000

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
155,000	Garfield Investment Group LLC, 0.37%, 7/1/28	155,000
460,000	Michigan Equity Group LLC, 0.32%, 4/1/34	460,000
912,000	RDV Finance LLC, 0.32%, 3/1/40	912,000
25,000	Reynolds Road Fitness Center, Inc., 0.37%, 1/1/19	25,000
		1,552,000
	FOOD - 1.0%
398,000	Forward Corp., 0.32%, 12/1/30	398,000

	MACHINERY - DIVERSIFIED - 1.3%
535,000	O.E. Meyer Co., 0.37%, 12/1/13	535,000

	MUNICIPAL - 17.7%
830,000	Akron Metropolitan Housing Authority, 0.24%, 4/1/18	830,000
435,000	City of Georgetown KY, 0.20%, 11/15/29	435,000
900,000	City of Oak Forest IL, 0.20%, 7/1/24	900,000
1,875,000	City of Parma OH, 0.24%, 2/1/31	1,875,000
1,385,000	County of Franklin OH, .20%, 7/1/30	1,385,000
900,000	Dekalb County Development Authority, 0.24%, 11/1/22	900,000
910,000	Genesee County Economic Development Corp./MI, 0.24%, 4/1/30	910,000
250,000	Michigan Higher Education Facilities Authority, 0.20%, 1/1/36	250,000
		7,485,000
	STORAGE/WAREHOUSING - 5.3%
2,220,000	Security Self Storage, Inc., 0.37%, 5/1/35	2,220,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $13,030,049)	13,030,000

	TOTAL INVESTMENTS - 30.8% (Cost - $13,030,049)(b)	$ 13,030,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 69.2%	29,223,084
	NET ASSETS - 100.0%	$ 42,253,084

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
514	MSCI EAFE Mini Index maturing March 2013	$ 2,456,211	(c)
	(Underlying Face Amount at Value $43,211,980)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,030,049 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ -
Unrealized depreciation:		(49)
Net unrealized depreciation:		$ (49)
(c) Amount subject to equity contracts risk exposure.

Toews Hedged Large Cap Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Principal		Market Value

	VARIABLE RATE BONDS & NOTES (a) - 32.9%
	COMMERCIAL SERVICES- 1.0%
$ 370,000	Light of the World Christian Church Inc., 0.37%, 7/1/22	$ 370,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
100,000	Four Flags Properties, Inc., 0.37%, 10/1/28	100,000
139,000	Main Street Properties, 0.37%, 2/1/24	139,000
140,000	Tile Shop of Michigan LLC, 0.37%, 4/1/28	140,000
		379,000
	FOREST PRODUCTS & PAPER - 1.5%
600,000	Envelope Printery, Inc., 0.37%, 3/1/27	600,000

	HEALTHCARE - SERVICES - 1.0%
285,000	MHRC LLC, 0.32%, 4/1/34	285,000
85,000	New Lexington Clinic PSC, 0.37%, 12/1/27	85,000
		370,000
	MUNICIPAL - 27.7%
2,200,000	California Statewide Communities Development Authority, 0.24%, 6/1/13	2,200,000
4,700,000	City of Oak Forest IL, 0.20%, 7/1/24	4,700,000
530,000	City of Sharonville, OH, 0.24%, 9/1/14	530,000
310,000	Collier County Educational Facilities Authority, 0.20%, 4/1/28	310,000
315,000	County of Franklin OH, 0.24% 4/1/22	315,000
400,000	County of Greenup KY, 0.24%, 12/1/18	400,000
590,000	County of Will IL, 0.20%, 12/1/37	590,000
400,000	Fremont Hospital Finance Authority, 0.20%, 11/1/27	400,000
430,000	Highland County Joint Township Hospital District, 0.24%, 8/1/24	430,000
900,000	Jackson County Economic Development Corp., 0.20%, 12/1/14	900,000
		10,775,000
	REAL ESTATE - 0.7%
275,000	L3 Corp., 0.37%, 11/1/17	275,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $12,769,000)	12,769,000

	TOTAL INVESTMENTS - 32.9% (Cost - $12,769,000)(b)	$ 12,769,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 67.1%	26,064,207
	NET ASSETS - 100.0%	$ 38,833,207

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
43	NASDAQ 100 maturing March 2013	$ 245,480
74	S&P 500 Index maturing March 2013	1,197,563
	TOTAL FUTURES CONTRACTS	$ 1,443,043	(c)
	(Underlying Face Amount at Value $39,343,550)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,769,000.
(c) Amount subject to equity contracts risk exposure.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
January 31, 2013 (Unaudited)
Principal		Market Value

	VARIABLE RATE BONDS & NOTES (a) - 34.7%
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
$ 700,000	Fornell Associates LLC, 0.37%, 7/1/23	$ 700,000
500,000	Willow Interests LLC, 0.37%, 4/1/25	500,000
		1,200,000
	MUNICIPAL - 32.6%
555,000	City of Kendallville IN, 0.27%, 3/1/26	555,000
895,000	County of Hamilton OH, 0.24%, 11/1/23	895,000
615,000	County of Hamilton OH, 0.24%, 4/1/20	615,000
582,000	County of Hamilton OH, 0.24%, 9/1/25	582,000
4,145,000	County of Hamilton OH Parking System Revenue, 0.20%, 12/1/26	4,145,000
900,000	County of Mercer OH, 0.24%, 4/1/23	900,000
120,000	Highland County Joint Township Hospital District, 0.24%, 8/1/24	120,000
510,000	Illinois Finance Authority, 0.28%, 9/1/17	510,000
300,000	Lexington-Fayatte Urban County Government, 0.20%, 12/1/31	300,000
1,000,000	Michigan State Hospital Finance Authority, 0.20%, 2/1/22	1,000,000
100,000	Michigan Strategic Fund, 0.22%, 10/1/25	100,000
1,530,000	Michigan Strategic Fund, 0.24%, 3/1/37	1,530,000
6,420,000	South Carolina Jobs-Economic Development Authority, 0.20%, 2/1/28	6,420,000
1,000,000	Village of Orland Park IL, 0.27%, 4/1/31	1,000,000
		18,672,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $19,872,000)	19,872,000

	TOTAL INVESTMENTS - 34.7% (Cost - $19,872,000)(b)	$ 19,872,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 65.3%	37,397,576
	NET ASSETS - 100.0%	$ 57,269,576

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
270	S&P Midcap 400 E-Mini maturing March 2013	$ 1,796,883
325	Russell 2000 Mini maturing March 2013	1,769,421
	TOTAL FUTURES CONTRACTS	$ 3,566,304	(c)
	(Underlying Face Amount at Value $58,780,650)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,872,000.
(c) Amount subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited) (Continued)

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Funds assets measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 2,417,000	$ -	$ 2,417,000
Derivative Instruments*	$ 211,660			$ 211,660
Total	$ 211,660	$ 2,417,000	$ -	$ 2,628,660

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,147,250	$ -	$ -	$ 5,147,250
Exchange Traded Funds	70,124	-	-	70,124
Variable Rate Bonds & Notes	-	7,049,750		7,049,750
Derivative Instruments*	1,009,675	-		1,009,675
Total	$ 6,227,049	7,049,750	-	$ 13,276,799

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 71,947,238	$ -	$ -	$ 71,947,238
Exchange Traded Funds	1,832,681	-	-	1,832,681
Total	$ 73,779,919	$ -	$ -	$ 73,779,919

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 13,030,000	$ -	$ 13,030,000
Derivative Instruments*	$ 2,456,211	$ -	$ -	$ 2,456,211
Total	$ 2,456,211	$ 13,030,000	$ -	$ 15,486,211

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 12,769,000	$ -	$ 12,769,000
Derivative Instruments*	$ 1,443,043	$ -	$ -	$ 1,443,043
Total	$ 1,443,043	$ 12,769,000	$ -	$ 14,212,043

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 19,872,000	$ -	$ 19,872,000
Derivative Instruments*	$ 3,566,304	$ -	$ -	$ 3,566,304
Total	$ 3,566,304	$ 19,872,000	$ -	$ 23,438,304
* Derivative Instruments include cumulative unrealized gain on futures contracts open at January 31, 2013.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/28/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/28/13